STATEMENT OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 299,659
Loss from operations	(299,659)
Other (expense) income:
Interest earned on marketable securities held in Trust Account	38,028
Change in fair value of warrants	(5,019,872)
Net loss	$ (5,281,503)
Common Class A [Member]
Other (expense) income:
Weighted average shares outstanding, basic and diluted | shares	27,000,000
Basic and diluted net loss per ordinary shares | $ / shares	$ 0.00
Common Class B [Member]
Other (expense) income:
Weighted average shares outstanding, basic and diluted | shares	6,518,595
Basic and diluted net loss per ordinary shares | $ / shares	$ (0.82)